Stockholders' Equity (Deficit) (Details Narrative) (USD $)	12 Months Ended
Aug. 31, 2013
Stockholders Equity Deficit Details Narrative
Series H warrants exercised	7,812
Cash received from excercised of series H warrants	$ 6,484